Average Annual Total Returns - First Trust Europe AlphaDEX Fund	First Trust Europe AlphaDEX Fund 1 Year	First Trust Europe AlphaDEX Fund 5 Years	First Trust Europe AlphaDEX Fund Since Inception	First Trust Europe AlphaDEX Fund Inception Date	First Trust Europe AlphaDEX Fund After tax on distributions 1 Year	First Trust Europe AlphaDEX Fund After tax on distributions 5 Years	First Trust Europe AlphaDEX Fund After tax on distributions Since Inception	First Trust Europe AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Europe AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Europe AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Europe Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Europe Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Europe Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ DM Europe Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ DM Europe Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ DM Europe Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Europe Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Europe Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Europe Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.95%	7.84%	5.28%	Apr. 18, 2011	3.86%	6.81%	4.31%	2.86%	5.65%	3.69%	5.58%	[1]	8.42%	[1]	[1]	6.45%	[1]	6.83%	[1]	[1]	5.38%	6.78%	4.89%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.